Other Income (Loss) (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income1 [Abstract]
Net gains (losses) related to non-current assets and disposal groups held for sale	€ (1)	€ 32	€ 41